AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 10, 2007.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 138	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 140	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485.

☒           on October 10, 2007 pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust's  Post-Effective Amendment No. 81 to its Registration Statement until October 10, 2007. Parts A, B and C of Registrant's Post-Effective Amendment No. 81 under the Securities Act of 1933 and Amendment No. 83 under the Investment  Company Act of 1940, filed on August 11, 2006, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 10th day of September, 2007.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	September 10, 2007
Harold Bruce Bond

/s/ Bruce Duncan	Chief Financial Officer	September 10, 2007
Bruce Duncan	and Treasurer

*/s/ Ronn R. Bagge	Trustee	September 10, 2007
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	September 10, 2007
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	September 10, 2007
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	September 10, 2007
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	September 10, 2007
Donald S. Wilson

*By: /s/ Stuart M. Strauss		September 10, 2007
Stuart M. Strauss
Attorney-In-Fact